Annual Operating Expenses {- Government Money Market Portfolio} - 02.28 VIP Government Money Market Investor PRO -08 - Government Money Market Portfolio - VIP Government Money Market Portfolio-Investor VIP
	Apr. 30, 2021
Operating Expenses:
Management fee	0.16%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.10%
Total annual operating expenses	0.26%	[1]

[1]

(a)In order to avoid a negative yield, Fidelity Management & Research Company LLC (FMR) may reimburse expenses or waive fees of Investor Class of the fund. Any such waivers or expense reimbursement would be voluntary and could be discontinued at any time. There is no guarantee that Investor Class or the fund will be able to avoid a negative yield.